Shareholders' Equity	12 Months Ended
Sep. 30, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS' EQUITY

Note 18 — SHAREHOLDERS’ EQUITY

Ordinary shares

Effective on April 18, 2024, the Company’s shareholders approved the consolidation of the Company’s authorised and issued share capital, at a ratio of 10:1, such that the authorised share capital of the Company was consolidated from $50,000 divided into 90,0000,000 Class A ordinary shares with a par value of $0.0005 each and 10,000,000 Class B ordinary shares with a par value of $0.0005 each to $50,000 divided into 9,000,000 Class A ordinary shares with a par value of $0.005 each and 1,000,000 Class B ordinary shares with a par value of $0.005 each and all issued shares in the capital of the Company were consolidated such that every ten shares of each class was consolidated into one share of that class (with any fractional entitlements to be round up to the next whole share).

The share consolidation was accounted for on a retroactive basis pursuant to ASC 260. All ordinary shares and per share data for all periods have been retroactively restated accordingly.

On September 25, 2025, the Company’s shareholders approved to (i) increase share capital to $1,000,000 divided into 180,000,000 Class A ordinary shares with a par value of $0.005 each and 20,000,000 Class B ordinary shares with a par value of $0.005 each; (ii) increase the number of votes holders of Class B ordinary shares from 5 votes to 50 votes.

As of September 30, 2025, the Company had an aggregate of 8,728,870 ordinary shares outstanding, consisting of 8,325,870 Class A and 403,000 Class B ordinary shares, respectively.

As of September 30, 2024, the Company had an aggregate of 1,980,944 ordinary shares outstanding, consisting of 1,577,944 Class A and 403,000 Class B ordinary shares, respectively.

Shares issued for service

On February 20, 2023, the Board of Directors of the Company approved to reward Ms. Huang Yunan, the Chief Financial Officer for her past efforts in IPO with a one-time award of 39,000 shares, which were vested immediately upon grant. On February 20, 2023, the Company issued 390,000 Class A ordinary shares to Ms. Huang. These shares were valued at $975,000, which was based on the value of the Company’s Class A ordinary shares at the grant date.

On February 20, 2023, the Board of Directors of the Company approved to reward a third-party consultant for his past efforts in IPO with a one-time award of 34,000 shares, which were vested immediately upon grant. On February 20, 2023, the Company issued 34,000 Class A ordinary shares to such third-party consultant. These shares were valued at $85,000, which was based on the value of the Company’s Class A ordinary shares at the grant date.

Shares issued for conversion of convertible note

In connection with the Note issuance, the Company issued 3,508,299 Class A ordinary shares to the noteholder as equity interest for the year ended September 30, 2025. The fair value of the Note immediately prior to conversion was assessed at $3,648,844 based on the Company’s stock price upon conversion.

Warrants

In connection with closing of the Note, the Company granted to the Investor the three-year warrants, to acquire up to that number of shares of common shares of the Company equal to 180% of the quotient obtained by dividing (a) the original aggregate principal amount of the Note, by (b) the Conversion Price. The Conversion Price is 70% of the lowest closing market trading price of the Company’s common stock during the fifteen (15) trading days leading up to either (i) the date the very first conversion notice for either the Warrants is delivered or (ii) the date each conversion notice is delivered, at the holder’s sole discretion.

The Company determined that the warrants were derivatives that were accounted for as warrant liabilities measured at fair value on a recurring basis. The Company engaged a third-party valuation firm to perform the valuation of warrant liabilities using discounted cash flow method approach with significant unobservable inputs to measure the fair value of the warrant liability (Level 3).

For the year ended September 30, 2025, the Company issued 3,239,627 Class A ordinary shares for all warrants. Fair value of warrants immediately prior to excision was $9,274,572. For the year ended September 30, 2025, the change in fair value of the warrant amounted to $7,387,121.

Statutory reserve and restricted net assets

The Company’s ability to pay dividends may depend on the Company receiving distributions of funds from its PRC subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations.

The Company’s PRC subsidiaries are required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the annual after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. Statutory reserve amounted to $74,670 and $133,596 as of September 30, 2025 and 2024, respectively.

Each of the schools is required to appropriate 25% of its after-tax profits to a non-distributable education development reserve, which could only be used for school construction, maintenance and upgrade of educational equipment in accordance with the Law of Promoting Private Education. The development reserve is restricted net assets of the schools which are un-distributable to the Company in the form of dividends or loans. The education development reserve amounted to $873,431 as of September 30, 2025 and 2024.

Because the Company’s operating subsidiaries in the PRC can only be paid out of distributable profits reported in accordance with PRC accounting standards, the Company’s operating subsidiaries in the PRC are restricted from transferring a portion of their net assets to the Company. The restricted amounts include the paid-in capital and statutory reserves of the Company’s entities in the PRC. The aggregate amount of paid-in capital, statutory reserves, and development reserve which represented the amount of net assets of the Company’s operating subsidiaries in the PRC not available for distribution amounted to $3,745,873 and $4,345,056 as of September 30, 2025 and 2024, respectively.